Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Apr 9, 2012
Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 9, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr 9, 2012
Prospectus Date	rr_ProspectusDate	Feb 29, 2012

Global Real Estate Securities Fund (Prospectus Summary): | Global Real Estate Securities Fund
GLOBAL REAL ESTATE SECURITIES FUND

Supplement dated April 9, 2012

to the Class A, B, C and P Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012 and March 29, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

Under Principal Investment Strategies, add the following as the last paragraph of the section:

The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund's share price than would occur in a more diversified fund.

Add the following to the list of Principal Risks :

Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Global Real Estate Securities Fund (Prospectus Summary): | Global Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	GLOBAL REAL ESTATE SECURITIES FUND
Supplement Text	ck0000898745_SupplementTextBlock

Supplement dated April 9, 2012

to the Class A, B, C and P Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012 and March 29, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

Investment Strategy, Heading	rr_StrategyHeading	Under Principal Investment Strategies, add the following as the last paragraph of the section:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund's share price than would occur in a more diversified fund.

Risk, Heading	rr_RiskHeading	Add the following to the list of Principal Risks :
Risk, Narrative	rr_RiskNarrativeTextBlock

Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.

Global Real Estate Securities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	POSAX
Global Real Estate Securities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	POSCX
Global Real Estate Securities Fund | Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	POSPX